Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity (Deficit)

Note 11 — Stockholders’ Equity (Deficit)

(a) Common Stock

In June 2010, the Company completed an IPO of 2,392,000 units (see Note 1).

On December 1, 2011, the Company completed an additional financing round, in which it issued 817,303 shares of common stock. In connection with the financing round the Convertible Notes were converted into equity (see Note 9), and 2,671,026 shares of common stock were issued to the Convertible Notes holders. In addition, pursuant to the commencement of the above mentioned financing round, the Company issued 208,159 shares of common stock to one of its consultants.

Subsequent to the balance sheet date, between February 6 and February 14, 2012, 3,828,993 of the Company’s outstanding Special Bridge Warrants and Conversion Warrants were exercised. As a result, the Company issued 3,828,993 shares of common stock. See Note 17.

The following table summarizes information about the Company’s issued and outstanding common stock from inception through December 31, 2011, on a post-split basis:

Shares of common stock 0.01$ par value
Balance as of January 9, 2006 (inception)	—
Issuance of common stock to two founders for a net amount of $5	83
Stock dividend of 3,999 shares for each share of outstanding stock in their respective classes	333,250
Balance as of December 31, 2006	333,333
Issuance of common stock in lieu of beneficial conversion terms contained in the convertible loan agreement	33,449
Balance as of December 31, 2007	366,782
Issuance of common stock	—
Balance as of December 31, 2008	366,782
Issuance of common stock	—
Balance as of December 31, 2009	366,782
Issuance of common stock, in connection with IPO (see Note 1)	2,392,000
Exchange of series A convertible preferred stock for common stock (see Note 11 b)	392,315
Conversion of Bridge notes (see Note 1)	864,332
Stock dividend (see Note 11 b)	311,451
Exchange of series B convertible preferred stock for common stock (see Note 11 b)	765,466
Exercise of charitable warrants	11,044
Exercise of lead investor warrants (see Note 11 f)	241,173
Exercise of stock options	60,517
Balance as of December 31, 2010	5,405,080
Exercise of lead investor warrants (see Note 11 f)	241,173
Exercise of stock options	341,913
Issuance of common stock, in connection venture loan settlement (see Note 8)	250,000
Exercise of charitable warrants	19,862
Issuance of common stock, to consultants	208,159
Conversion of convertible notes (see Note 9)	2,671,026
Issuance of common stock, in connection with December 2011 financing	817,303
Balance as of December 31, 2011	9,954,516

(b) Preferred Stock

On May 8, 2006, the Company issued 98 shares of series A convertible preferred stock (on a post-split basis) for a net amount of $2.35 million. On August 8, 2006, the Company declared a stock dividend of approximately 3,999 shares for each share of outstanding stock in their respective classes. The Company treated this transaction as a stock dividend with no adjustment to the par value per respective share due to legal restrictions. Upon the consummation of the IPO, the Series A convertible preferred stock were granted a 15% stock dividend, and then exchanged for shares of common stock and recorded as such (see table above).

On July 30, 2007, the Company issued 765,466 shares of series B convertible preferred stock (on a post-split basis) which was categorized as temporary equity. Upon the consummation of the IPO, the Series B convertible preferred stock previously classified as temporary equity was granted a 33% stock dividend, and then exchanged for shares of common stock and recorded as such (see table above).

(c) Common stock reserved for issuance upon exercise of stock options

On October 30, 2006, the Company adopted the 2006 Stock Option Plan, pursuant to which 880 thousand shares of common stock were reserved for issuance. On July 30, 2007, the Company amended and restated the original plan in its entirety by adopting Amendment No. 1 to Stock Option Plan (the “Stock Option Plan”), which increased the number of common stock reserved for issuance to 2.79 million. In January 2010, the number of common stock reserved for issuance upon the exercise of options in the Stock Option Plan was increased to 14.14 million.

(d) Stock options

The Stock Option Plan provides for grants or sales of common stock options to employees, directors and consultants. Options granted in connection with the Company’s Stock Option Plan are exercisable for six years from the grant date. Options are generally forfeited, if not exercised, within ninety days of termination of employment or service to the Company.

For the years ended December 31, 2011 and 2010 the Company recorded compensation expense of $1,769 thousand and $912 thousand, respectively. Cumulative from inception the Company has recorded compensation expense of $3,023 thousand, in respect of stock options granted.

On January 31, 2011, the Company’s Board of Directors (the “Board”) approved the granting of 216 thousand options to management, employees and consultants at an exercise price of $0.01 per share. These options will vest yearly over three and four year periods (according to the applicable schedule of each optionee). The Board also approved the granting of 264 thousand options at an exercise price of $5.50 to its management, employees and consultants. These options will vest over three and four years (according to the applicable schedule of each optionee).

The fair value of options granted in 2011 to employees and directors at an exercise price of $0.01 was calculated using the Black-Scholes-Merton model, which takes into consideration the share price at the date of grant, the exercise price of the option, the expected life of the option, risk free interest rates, expected dividend, and the expected volatility. The following assumptions were used: an expected life of 4 – 4.25 years, a risk-free interest rate of 1.44% – 1.55% and an expected volatility of 52.21% – 47.89% and no dividend yield. The fair value of the common stock used for this calculation was $1.68.

The fair value of options, granted in 2011, to employees and directors at an exercise price of $5.50 was calculated using the Lattice model, which takes into consideration the share price at the date of grant, the exercise price of the option, the expected life of the option, risk free interest rates, expected dividend, and the expected volatility. The Company uses the Lattice option pricing model for the valuation of options to employees and directors that are not plain vanilla. The following assumptions were used: an expected life of 6 years, a risk-free interest rate of 2.38% and an expected volatility of 56.41% and no dividend yield. The fair value of the common stock used for this calculation was $1.68.

In 2011, the fair value of options granted to consultants was calculated using the Black-Scholes-Merton model. The following assumptions were used: expected life of 2 – 6 years, a risk free interest rate of 0.29% – 2.38% and an expected volatility of 45.71% – 59.69% and no dividend yield. The fair value of the common stock used for this calculation was $0.99 – $1.70.

As of December 31, 2011, there were approximately 11.5 million shares of common stock available for future grants.

On March 17, 2010, the Board approved the granting of options to management, directors and consultants. The Board approved the granting of 1,392,000 options at an exercise price of $0.01. These options vest yearly over three and four year periods, according to the applicable schedule of each optionee. The Board also approved the granting of 1,420,000 options at an exercise price of $5.50 to its employees, directors and consultants. These options vest over four years. Vesting of options granted during 2010 commenced in June through December 2010, according to the applicable schedule of each optionee, and when the terms were communicated.

The fair value of the options to employees and directors granted in 2010 was calculated using the Lattice model which takes into consideration the share price at the date of grant, the exercise price of the option, the expected life of the option, risk free interest rates, expected dividend, and the expected volatility. The Company uses the Lattice option pricing model for the valuation of options to employees and directors that are not plain vanilla. The following assumptions were used: an expected life of 5.2 – 6 years, a risk-free interest rate of 2.11% – 2.83% and an expected volatility of 56.11% – 64.3% and no dividend yield. The fair value of the common stock used for this calculation was $2.49 – $2.62. The fair value of options to non-employees is calculated using the following assumptions: expected life of 3 – 5.5 years, a risk free interest rate of 0.71% – 2.64% and an expected volatility of 46% – 64% and no dividend yield.

In January and February 2012 the Board of Directors approved the granting of 70,000, fully vested options to management and consultants at an exercise price of $0.01 per share. The Board also approved the granting of 734,500 options at an exercise price of $0.96 to its management, employees and consultants. These options will vest over four years (according to the applicable schedule of each optionee). The fair value of options granted in January and February 2012 was calculated using the Black-Scholes-Merton model. The following assumptions were used: an expected life of 4.25 – 6 years, a risk-free interest rate of 0.71% – 1.19% and an expected volatility of 67.26% – 75.78% and no dividend yield. The fair value of the common stock used for this calculation was $0.96 – $1.21 and no dividend yield. The Company expects that the total value of the options granted will be approximately $467 thousand.

(e) Stock option activity

The following table summarizes information about stock option activity for the year ended December 31, 2011:

	No. of shares Employees	No. of shares Non-Employees	Weighted average exercise price U.S.$
Outstanding at January 1, 2011	2,378,908	128,000	$2.76
Granted	496,500	73,000	$3.04
Exercised	(302,413)	(39,500)	$0.01
Expired	(169,759)	(18,000)	$3.46
Forfeited	(318,336)	—	$3.23
Outstanding at December 31, 2011	2,084,900	143,500
Exercisable at December 31, 2011	690,121	50,074

The following table summarizes information about stock option activity for the year ended December 31, 2010:

	No. of shares Employees	No. of shares Non-Employees	Weighted average exercise price U.S.$
Outstanding at January 1, 2010	237,677	45,250	$2.58
Granted	2,708,000	104,000	$2.74
Exercised	(60,517)	—	$0.21
Forfeited	(506,252)	(21,250)	$2.87
Outstanding at December 31, 2010	2,378,908	128,000
Exercisable at December 31, 2010	128,804	32,150

For cumulative period ended December 31, 2011, the Company granted a total of 3,595 thousand stock options to its employees, directors and consultants at an average exercise price of $2.82. For the cumulative period ended December 31, 2011, 402 thousand stock options were exercised.

The following table summarizes information about employee and non-employee stock options outstanding as of December 31, 2011:

Options outstanding			Options exercisable
Number Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price
1,218,563	4.38	$5.5	472,355	4.35	$5.5
40,001	2.28	$4.5	35,897	2.26	$4.5
25,000	1.67	$3.0	25,000	1.67	$3.0
56,584	2.08	$1.5	48,274	1.84	$1.5
888,252	4.37	$0.01	158,669	4.36	$0.01
2,228,400			740,195

As of December 31, 2011, the total aggregate intrinsic value of options outstanding was $593 thousand, of options exercisable $107 thousand and of options exercised $816 thousand. As of December 31, 2010, the total aggregate intrinsic value of both the options outstanding and options exercisable was $0 thousand, the total intrinsic value of options exercised was $134 thousand. The total fair value of stock options that vested in the years ended December 31, 2011, 2010 and cumulative from inception till December 31, 2011 amounts to $1,761 thousand, $206 thousand and $3,015 respectively. The weighted average grant date fair value of options granted during the years ended December 31, 2011, 2010 and cumulative from inception till December 31, 2011 was $0.91, $1.69 and $1.57, respectively.

The following table represents respective annual amortization of unrecognized share based compensation expense:

Year ending December 31,	U.S.$ thousands
2012	1,015
2013	679
2014	158
1,852

(f) Warrants

Conversion Warrants, Special Bridge Warrants and Reload Warrants

On December 29, 2009, the Company consummated a Bridge Financing pursuant to which it issued 5% subordinated convertible promissory notes, (“Bridge Notes”), in the aggregate amount of $2.98 million in a private placement, as well as warrants to purchase 795,200 shares of common stock (the “Special Bridge Warrants”) (together the “Bridge Financing”). Proceeds from the Bridge Financing were first allocated to the Special Bridge Warrants, which were classified as a derivative liability and recorded at fair value, with the residual amount allocated to the Bridge Notes. The Special Bridge Warrants have down-round protection clauses and their fair value is calculated using the Black-Scholes-Merton model at every reporting period. Upon the consummation of the IPO, the Company issued a further 69,132 Special Bridge Warrants to the holders of the Bridge Notes to reflect the final offering price of the IPO units. These warrants were valued on the date of the IPO by using the Black-Scholes-Merton model.

Upon the consummation of the IPO, the Bridge Notes were automatically converted into 864,332 shares of common stock and 1,728,664 warrants (the “Conversion Warrants”). The Conversion Warrants granted to the Bridge Note holders were classified as a derivative long-term liability. Also see Note 10.

On December 1, 2011, the Company entered into Subscription Agreements with certain accredited investors pursuant to which the Company issued 817,303 shares of common stock at $1.04 per share, a 20% discount to the closing price of the Company’s common stock on November 30, 2011. Upon the closing of the Financing, the Company’s outstanding Convertible Notes in the aggregate principal amount of $2.5 million automatically converted into 2,671,026 shares of common stock at $0.94 per share, a 10% discount to the purchase price in the Financing. The foregoing issuances triggered down-round and anti-dilution provisions in outstanding Special Bridge and Conversion Warrants. As a result, the number of shares issuable to the holders of the Special Bridge Warrants was adjusted to 2,528,615 and the exercise price for both Special Bridge and Conversion Warrants adjusted to $0.94.

As of December 31, 2011, the Special Bridge Warrants were revalued using the Black-Scholes-Merton and the Monte-Carlo models. As the terms of these warrants include a special down-round protection clause, i.e. in a new issuance of common stock at a lower price than the current exercise price, the current exercise price will be lowered to the new issuance price and the number of warrants granted will increase so that the total exercise amount remains as under the original terms (approximately $2.4 million). We estimate 50% probability of such protection being activated in April, 2012. We have estimated the value of the down-round protection using a Monte-Carlo simulation. The following assumptions were used: 70.2% expected volatility, a risk-free interest rate of 0.38%, estimated life of 3.00 years and no dividend yield. The fair value of the common stock was $0.99. Also see Note 10.

At December 31, 2011, the Conversion Warrants were revalued using the Black-Scholes-Merton and the Monte-Carlo models. As the terms of these warrants include a down-round protection clause, i.e. in a new issuance of common shares at a lower price than the current exercise price, the current exercise price will be adjusted to the new issuance price. We estimate 50% probability of such protection being activated in April, 2012. We have estimated the value of the down-round protection using a Monte-Carlo simulation. The following assumptions were used: 70.98% expected volatility, a risk-free interest rate of 0.52%, estimated life of 3.47 years and no dividend yield. The fair value of the common stock was $0.99. Also see Note 10.

Subsequent to the balance sheet date, between February 6 and February 14, 2012, the Company entered into agreements with Holders, pursuant to which the Holders exercised 2,274,235 Special Bridge and 1,554,758 Conversion Warrants to purchase an aggregate of 3,828,993 shares of the Company’s common stock for aggregate proceeds to the Company of $3.6 million. In addition, the Company issued new warrants to purchase an aggregate of 2,660,922 shares of common stock at an exercise price of $1.76 per share in consideration for the immediate exercise of the warrants (“Reload Warrants”). A portion of the Reload warrants bear down-round protection clauses as a result, they will be classified as a long-term derivative liability and recorded at fair value. See also Note 17.

Had we made different assumptions about the fair value of the stock price (before it was publicly traded), risk-free interest rate, volatility, the impact of the down-round provision, or the estimated time that the abovementioned warrants will be outstanding before they are ultimately exercised, the recorded expense, our net loss and net loss per share amounts could have been significantly different.

Senior Lenders Warrants

As discussed in Note 8, the senior lenders of the Company’s venture loan received Senior Lenders Warrants to purchase 250,000 shares of common stock, at an exercise price of $2.75 per share, in exchange for granting the Company a six month moratorium on principal payments and an additional year for the repayment of the venture loan. The Senior Lender Warrants were exercisable at any time before the tenth anniversary of the date they were issued. On June 8, 2011, the Company entered into a Settlement Agreement with the lenders of the venture loan, pursuant to which the Lenders agreed to accept less than the full amount owed to them by the Company. As part of the Settlement Agreement the Company issued the Lenders 250,000 shares of its common stock, in exchange for 250,000 Senior Lender Warrants, which were cancelled.

Lead Investor Warrants

The lead investors of the Bridge Financing received warrants (“Lead Investor Warrants”) to purchase 482,346 shares of common stock at $0.01 exercise price per share. The Lead Investor Warrants (i) were exercisable 65 days subsequent to the consummation of the IPO, (ii) expire four years after issuance and (iii) Were subject to a lock-up agreement for six months subsequent to exercise. Upon the consummation of the IPO, Lead Investor Warrants were recorded at their fair value using the Black-Scholes-Merton model, as a result, an additional interest expense in the total amount of $1,342 thousand, was recognized. The assumptions used in this calculation were 52.6% expected volatility, risk-free interest rate of 1.68%, estimated life of 4 years and no dividend yield. The fair value of the common stock was estimated at $2.79. In October 2010, 241,173 of the Lead Investor Warrants were exercised, and in February 2011, the remaining 241,173 Lead Investor Warrants were exercised.

Placement Agent Warrants

For their role in helping to facilitate the Bridge Financing, the Placement Agent for the offering received warrants equal to 7% of the total amount of securities sold in the Bridge Financing (“Placement Agent Warrants”). Based on the amount raised, the Company issued 55,664 Placement Agent Warrants. The Placement Agent Warrants were non-exercisable for three months after the date of the closing of the Bridge Financing and subsequently exercisable until five years after the closing of the Bridge Financing. The Placement Agent Warrants were exercisable at $3.795 per share. The December 2011 financing triggered the anti-dilution provision in the Placement Agent Warrants, resulting in a reduction of the exercise price to $0.94. On February 2, 2012, the Placement Agent Warrants were exercised.

IPO warrants

In June 2010, upon completion of the IPO, 2,392,000 units, each containing one share of common stock and two warrants, at an issue price of $4.60 per unit, were issued. Each warrant in the IPO unit is exercisable for five years after the IPO at an exercise price of $5.06. On July 27, 2010, the unit was separated into its components and the shares and warrants began to trade separately. Upon separation of the units into shares and warrants, the units ceased trading. As of December 31, 2011, all of these warrants are outstanding.

Charitable warrants

Upon the consummation of the IPO, the Company recognized a charitable donation of a warrant to purchase 20,000 shares of common stock at an exercise price of $1.50 granted in 2006. The fair value of the donation was calculated using the Black-Scholes-Merton model with an expected life of 6.33 years, a risk-free interest rate of 2.7%, an expected volatility of 56.1% and no dividend yield. The expenses for these options in the amount of $37 thousand were recorded upon the consummation of the IPO. During September 2010, the foregoing warrant was exercised on a cashless basis, resulting in the issuance by the Company of 11,044 shares of common stock. In addition, the Company granted warrants to purchase 40 thousand shares of common stock as a charitable donation. 20 thousand of these warrants were granted at an exercise price of $5.50 per share and the remaining 20 thousand at an exercise price of $0.01 per share. The total fair value of approximately $43 thousand was calculated using the Black-Scholes-Merton model, using the following assumptions: stock price of $1.68, expected life of 6 years, risk-free interest rate of 2.38%, expected volatility of 56.41% and no dividend yield. The total fair value of the grant was recorded as an additional share-based payment expense in year ended December 31, 2011. In April 2011, the Company issued 19,862 shares of common stock upon exercise of 20 thousand charitable warrants with an exercise price of $0.01 per share.